Principal Activities and Organization - Summary of Principal Subsidiaries and Consolidated VIE (Detail)	12 Months Ended
Dec. 31, 2021
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Place of incorporation	E9
Techfish Limited [Member] | Subsidiaries [Member]
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Principal subsidiaries and consolidated VIE	Techfish Limited
Place of incorporation	F4
Date of incorporation	Feb. 14, 2014
Beijing Glorywolf Co Ltd [Member] | Subsidiaries [Member]
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Principal subsidiaries and consolidated VIE	Beijing Glorywolf Co., Ltd.
Place of incorporation	F4
Date of incorporation	May 07, 2014
Beijing Huapin Borui Network Technology Co Ltd [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule Of Subsidiaries And Consolidated Variable Interest Entity [Line Items]
Principal subsidiaries and consolidated VIE	Beijing Huapin Borui Network Technology Co., Ltd.
Place of incorporation	F4
Date of incorporation	Dec. 25, 2013